CASH, RESTRICTED CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
CASH, RESTRICTED CASH AND CASH EQUIVALENTS

NOTE 8. CASH, RESTRICTED CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2016	2017
Cash and savings accounts	$65,705	$63,664
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	65,711	63,670
Cash restricted as collateral and performance bond	500	507
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$66,211	$64,177

As of December 31, 2016 and 2017, cash amounting to $500 thousand and $507 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2016	2017
Taiwan	$65,093	$62,350
Hong Kong	1,102	1,811
China	16	16
	$66,211	$64,177